Performance Management - Putnam Small Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown
Bar Chart [Heading]	Annual total returns for class A shares before sales charges
Bar Chart [Table]
Best Quarter:	12/31/2020	34.11%
Worst Quarter:	3/31/2020	-40.59%
As of March 31, 2025, the year-to-date return was -7.16%.

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	(7.16%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best calendar quarter
Highest Quarterly Return	34.11%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst calendar quarter
Lowest Quarterly Return	(40.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns after sales charges (for periods ended 12/31/24)
Performance Table Uses Highest Federal Rate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance [Table]
Share class	1 year	5 years	10 years
Class A before taxes	0.13%	9.14%	7.29%
Class A after taxes on distributions	-1.36%	8.30%	5.15%
Class A after taxes on distributions and sale of fund shares	0.74%	7.09%	5.01%
Class C before taxes	4.45%	9.61%	7.27%
Class R before taxes	5.94%	10.18%	7.66%
Class R6 before taxes	6.67%	10.90%	8.37%
Class Y before taxes	6.53%	10.72%	8.20%
Russell 3000 Index (no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000 Value Index (no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Performance Availability Website Address [Text]	www.franklintempleton.com